UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):
       [_] is a restatement.
       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Modern Capital Management, LLC
Address:    22 Petersville Road
            Mount Kisco, NY 10549

Form 13F File Number: 28-13557

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dennis J. Mykytyn
Title: Managing Member
Phone: (212) 531-5600

Signature, Place, and Date of Signing:

 /s/ Dennis J. Mykytyn        New York, New York            11/12/2009
------------------------  ------------------------  --------------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            29

Form 13F Information Table Value Total:    54,242,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         Modern Capital Management, LLC
                            Form 13F Holdings Report
                               September 30, 2009


Name Of Issuer                  Title of Class        Cusip      Value   Shr/Prn  SH PRN  PUT  Investment  Other    Sole Shared None
                                                      Number    (x1000)   Amount          CALL Discretion  Managers
***PENN WEST ENERGY TRUST       COMMON STOCKS          707885109   1616    102000 SH           Sole                102000
***TEEKAY OFFSHORE PARTNERS LP  NASDAQ OTC ISSUES      Y8565J101   1919    116500 SH           Sole                116500
AMERICAN CAPITAL AGENCY CORP    NASDAQ OTC ISSUES      02503X105   2390     84000 SH           Sole                 84000
ANNALY CAPITAL MANAGEMENT INC   COMMON STOCKS           35710409   3809    210000 SH           Sole                210000
ANWORTH MORTGAGE ASSET CP       COMMON STOCKS           37347101   3310    420000 SH           Sole                420000
APOLLO INVESTMENT CORPORATION   NASDAQ OTC ISSUES      03761U106    478     50000 SH           Sole                 50000
ARES CAPITAL CORPORATION        NASDAQ OTC ISSUES      04010L103    485     44000 SH           Sole                 44000
CAPSTEAD MORTGAGE CORP          COMMON STOCKS          14067E506   3257    234137 SH           Sole                234137
CAPSTEAD MORTGAGE CORP-$1.26    PREFERRED STOCKS       14067E308    586     40694 SH           Sole                 40694
CHARLES SCHWAB CORP NEW         COMMON STOCKS          808513105   1953    102000 SH           Sole                102000
CHIMERA INVESTMENT CORPORATION  COMMON STOCKS          16934Q109   2865    750000 SH           Sole                750000
CITRIX SYS INC                  NASDAQ OTC ISSUES      177376100   1962     50000 SH           Sole                 50000
Capitol Acquisition Corp        NASDAQ OTC ISSUES      14055E104   4940    500000 SH           Sole                500000
DYNEX CAP INC                   PREFERRED STOCKS       26817Q605    345     33620 SH           Sole                 33620
DYNEX CAPITAL INC               COMMON STOCKS          26817Q506   4979    590614 SH           Sole                590614
EXPRESS SCRIPTS INC-CL A        NASDAQ OTC ISSUES      302182100   1940     25000 SH           Sole                 25000
FIFTH ST FIN CORP               COMMON STOCKS          31678A103    492     45000 SH           Sole                 45000
GOLAR LNG LTD                   NASDAQ OTC ISSUES      G9456A100    984     89000 SH           Sole                 89000
GOVERMENT PROPERTIES INCOME     COMMON STOCKS          38376A103   1753     73000 SH           Sole                 73000
KKR FINANCIAL CORP              NASDAQ OTC ISSUES      48248A306    476    103000 SH           Sole                103000
KOHLBERG CAPITAL CORP           NASDAQ OTC ISSUES      500233101    241     40000 SH           Sole                 40000
MFA MORTGAGE INVESTMENTS INC    COMMON STOCKS          55272X102   5970    750000 SH           Sole                750000
MOODYS CORP                     PUT OPTIONS            615369105    205     10000 SH      PUT  Sole                 10000
NEW YORK MORTGAGE TRUST INC     NASDAQ OTC ISSUES      649604501    401     52725 SH           Sole                 52725
PENNANTPARK INVT CORP           NASDAQ OTC ISSUES      708062104   1923    237100 SH           Sole                237100
QUANTUM FUEL SYS TECH WORLDWDE  NASDAQ OTC ISSUES      74765E109    226    170000 SH           Sole                170000
SHIP FINANCE INTERNATIONAL      MISCELLANEOUS EQUITIES G81075106   1948    158500 SH           Sole                158500
WALTER INVESTMENT MANAGMENT     NASDAQ OTC ISSUES      93317W102   2429    151621 SH           Sole                151621
WONDER AUTO TECHNOLOGY INC      NASDAQ OTC ISSUES      978166106    360     30000 SH           Sole                 30000